Fair Value Measurement	12 Months Ended
Jun. 30, 2026
Fair Value Measurement [Abstract]
Fair value measurement
26.	Fair value measurement

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

In addition, for financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurement are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

●	Level 1: quoted market price (unadjusted) in an active market for identical assets or liabilities that the entity can access at the measurement date.

●	Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability; either directly or indirectly.

●	Level 3: inputs that are unobservable inputs for the asset or liability.

The carrying amounts of the financial assets and financial liabilities approximate their fair values.

The fair values of cash and cash equivalents, prepaid assets, accounts payable and accrued expenses are estimated to approximate the carrying values as of June 30, 2026, 2025, and 2024 due to the short maturities of such instruments.

The following table provides quantitative information regarding Level 3 fair value measurements for Private Warrants as of June 30, 2026 and 2025. The Representative Warrants were valued using similar information, except for the strike price which is USD$12.

	June 30, 2026	June 30, 2025	June 30, 2024
	US$	US$
Exercise price	$11.50	$11.50	$11.5
Share price	$0.58	$0.75	$0.97
Volatility	98.3%	73.6%	54.9%
Expected life	2.73	3.73	4.73
Risk-free rate	4.15%	3.72%	4.33%
Dividend yield	-%	-%	-%

Management determines the fair values of warrant liabilities using Black-Scholes and Monte-Carlo simulation models with the assistance of independent external valuation specialists. During the year ended June 30, 2026, the valuation technique for the 479,000 legacy Private Placement warrants was changed from the Monte-Carlo simulation model to the Black-Scholes model, because the remaining contractual terms and features of these warrants no longer required the simulation of complex or path-dependent outcomes. Management considers that the Black-Scholes model results in a measurement that is equally or more representative of fair value in the circumstances, as required by IFRS 13.65. Valuation assumptions—including expected share price volatility derived from historical peer comparisons, risk-free interest rates based on government bond yields, and expected option lives—are reviewed and approved by management at each reporting date.

The following table provides quantitative information regarding Level 3 fair value measurements for the Penny Warrants and the Arena Ordinary Share Warrants as of June 30, 2026, 2025 and 2024.

	June 30,	June 30,	June 30,
	2026	2025	2024
	US$	US$	US$
Exercise price	92.5% of average lowest daily VWAP during the 10 preceding trading days	92.5% of average lowest daily VWAP during the 10 preceding trading days	92.5% of average lowest daily VWAP during the 10 preceding trading days
Share price	0.58	0.75	0.97
Volatility	98.3%	73.6%	54.9%
Expected life	2.73	3.77	4.83
Risk-free rate	4.15%	3.72%	4.33%
Dividend yield	-%	-%	-%

The following table provides quantitative information regarding Level 3 fair value measurements for the PIPE Financing Warrants as of June 30, 2026:

	March 2026 PIPE Warrants	April 2026 PIPE Warrants
	US$	US$
Exercise price	$2.00	$0.70
Share price	$0.58	$0.58
Volatility	98.3%	98.3%
Expected life	4.68	4.79
Risk-free rate	4.18%	4.19%
Dividend yield	-%	-%

The following table presents a summary of the changes in the fair value of the Private Placement Warrants, Representative Warrants, Arena Ordinary Share Warrants, Penny Warrants, and PIPE Financing Warrants, Level 3 liabilities, measured on a recurring basis.

	Private Placement	Representative	Arena Ordinary Share	Penny	PIPE Financing	Total Warrant Liabilities
	AUD$	AUD$	AUD$	AUD$	AUD$	AUD$
Fair value as of June 30, 2024	$12,655	$21	$79,207	$146,730	$-	$238,613
Change in fair value	(3,036)	(21)	(10,728)	(43,910)	-	(57,695)
Fair value as of June 30, 2025	$9,619	$-	$68,479	$102,820	$-	$180,918
Initial recognition upon issuance[2]	-	-		-	26,898,952	26,898,952
Change in fair value	6,881	-	(3,979)	-	(4,734,952)	(4,732,050)
Derecognition upon termination of agreement[1]	-	-	-	(102,820)	-	(102,820)
Fair value as of June 30, 2026	$16,500	$-	$64,500	$-	$22,164,000	$22,245,000

[1]	In December 2025, the contingent liability for Penny Warrants was derecognized and reduced to nil upon the termination of the related agreements with Arena under the settlement agreements entered into in December 2025 (refer to Note 15).

[2]	Represents the fair value of 18,800,000 warrants issued in connection with the private placements completed in March and April 2026, classified as derivative financial liabilities measured at fair value through profit or loss under IFRS 9. Subsequent to June 30, 2026, each of the holders voluntarily surrendered all 18.8 million PIPE warrants for nil consideration, which was formally approved and ratified by the Board of Directors for cancellation (refer to Note 15 and Note 31)

For the Level 3 warrant liabilities, a 10% increase or decrease in the underlying share price as of June 30, 2026, holding other assumptions constant, would increase or decrease the warrant liability and profit or loss by approximately AUD$2.2 million. In August 2026, all PIPE warrants were voluntarily cancelled and surrendered, eliminating this liability on a pro forma basis (refer to Note 31).